Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [Abstract]
Schedule of Related Party Transactions
(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Marketing and platform service fees paid to Alibaba Group	141,412	246,136	351,482
Logistic service fees paid to Alibaba Group	2,059	-	13,052
Warehousing service revenue generated from Alibaba Group	-	-	5,105
Store operation service revenue generated from Ahead	7,850	3,606	117
Commission fee paid to Ahead	1,134	4,285	1,591

Schedule of Related Party Balances
(b) The Group had the following balances with its related parties:

	As of December 31,
	2016	2017
	RMB	RMB

Amounts due from Alibaba Group	10,392	17,611
Amounts due from Ahead	28,380	66,633
Amounts due from BCJ	1,571	4,551